Investments - Debt Securities by Type Available for Sale Investments and Assets at Amortized Cost (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Available-for-sale investments	€ 69,730	€ 82,912
Held-to-maturity investments	9,343	8,751
Loans and advances to customers	571,909	560,154
Loans and advances to banks	28,811	28,858	€ 29,988
Government bonds [member]
Disclosure of financial assets [line items]
Available-for-sale investments	34,844	41,985
Held-to-maturity investments	7,462	6,688
Loans and advances to customers	828	858
Total	43,134	49,531
Sub-sovereign Supranationals and Agencies [member]
Disclosure of financial assets [line items]
Available-for-sale investments	17,215	20,484
Held-to-maturity investments	1,255	1,613
Loans and advances to customers	245	267
Total	18,715	22,364
Covered bonds [member]
Disclosure of financial assets [line items]
Available-for-sale investments	8,737	11,297
Held-to-maturity investments	100	100
Loans and advances to customers	418	1,820
Loans and advances to banks	154	882
Total	9,409	14,099
Corporate bonds [member]
Disclosure of financial assets [line items]
Available-for-sale investments	1,284	1,345
Loans and advances to customers	970	791
Total	2,254	2,136
Financial institutions bonds [member]
Disclosure of financial assets [line items]
Available-for-sale investments	1,701	2,020
Held-to-maturity investments	311
Loans and advances to customers	429	351
Loans and advances to banks	107	70
Total	2,548	2,441
ABS portfolio [member]
Disclosure of financial assets [line items]
Available-for-sale investments	1,966	1,757
Held-to-maturity investments	215	350
Loans and advances to customers	2,209	3,384
Loans and advances to banks	4
Total	4,394	5,491
Bond portfolio [member]
Disclosure of financial assets [line items]
Available-for-sale investments	65,747	78,888
Held-to-maturity investments	9,343	8,751
Loans and advances to customers	5,099	7,471
Loans and advances to banks	265	952
Total	€ 80,454	€ 96,062